Deposits (Tables)	12 Months Ended
Dec. 31, 2016
DEPOSITS.
Schedule of certificates and other time deposits with individual amounts of $100,000 or more

	December 31,
	2016	2015
	(Dollars in thousands)

2017	$863,876	$776,368
2018	263,958	323,832
2019	156,824	132,087
2020	67,739	62,288
2021	13,052	58,189
Total	$1,365,449	$1,352,764